Document and Entity Information	Nov. 09, 2020
Cover [Abstract]
Entity Registrant Name	HighPoint Resources Corp
Amendment Flag	false
Entity Central Index Key	0001725526
Document Type	8-K
Document Period End Date	Nov. 09, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-38435
Entity Tax Identification Number	82-3620361
Entity Address, Address Line One	555 17th Street
Entity Address, Address Line Two	Suite 3700
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(303)
Local Phone Number	293-9100
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.001 par value
Trading Symbol	HPR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false